Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis	The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2022 and 2023.
	December 31, 2023
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	146,486,668	22,202,910	124,283,758	-
Convertible bonds	35,499,500	-	-	35,499,500
Total	181,986,168	22,202,910	124,283,758	35,499,500
	December 31, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	244,337,727	206,304,763	38,032,964	-
Convertible bonds	-	-	-	-
Total	244,337,727	206,304,763	38,032,964	-

Schedule of table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis	The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2022 and 2023.
	December 31, 2023
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	28,016,224	-	28,016,224	-
Loans held-for-sale(2)	2,471,413,744	-	2,471,413,744	-
Equity securities(3)	38,178,264	-	38,178,264	-
Total Assets	2,537,608,232	-	2,537,608,232	-
Liabilities
Guarantee liabilities(4)	57,132,678	-	-	57,132,678
Total Liabilities	57,132,678	-	-	57,132,678

	December 31, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	61,835,456	-	61,835,456	-
Loans held-for-sale(2)	1,844,438,134	-	1,844,438,134	-
Equity securities(3)	49,010,000	-	49,010,000	-
Total Assets	1,955,283,590	-	1,955,283,590	-
Liabilities
Guarantee liabilities(4)	82,385,089	-	-	82,385,089
Total Liabilities	82,385,089	-	-	82,385,089
(1)	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
(2)	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.
(3)	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.
(4)	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.